Financial assets at fair value through other comprehensive income (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	£ 61,753	£ 78,688
Loans and advances
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	53	191
Debt securities and other eligible bills
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	60,798	77,736
Equity securities
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	£ 902	£ 761